UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Donatelli
Title:    Managing Member, General Partner
Phone:    (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York             February 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $123,302
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE

                        FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------    -----       --------   -------   ---- ----  ----------  --------  ----   ------  ----
ADVO INC                        COM         007585102      724      22,200   SH         SOLE                  SOLE
AMERICAN PWR CONVERSION CORP    COM         029066107    4,989     163,081   SH         SOLE                  SOLE
ARAMARK CORP                    CL B        038521100    3,197      95,581   SH         SOLE                  SOLE
AZTAR CORP                      COM         054802103      916      16,825   SH         SOLE                  SOLE
BANTA CORP                      COM         066821109   10,628     291,986   SH         SOLE                  SOLE
BAUER EDDIE HLDGS INC           COM         071625107      204      22,500   SH         SOLE                  SOLE
BELLSOUTH CORP                  COM         079860102    1,516      32,005   SH         SOLE                  SOLE
BIOMET INC                      COM         090613100      619      15,000   SH         SOLE                  SOLE
BROADWING CORP                  COM         11161E101    6,289     402,597   SH         SOLE                  SOLE
DIGITAL INSIGHT CORP            COM         25385P106    3,756      97,593   SH         SOLE                  SOLE
DIGITAS INC                     COM         25388K104      774      57,720   SH         SOLE                  SOLE
ESSEX CORP                      COM         296744105    3,911     163,579   SH         SOLE                  SOLE
FIDELITY BANKSHARES INC NEW     COM         31604Q107   20,519     517,243   SH         SOLE                  SOLE
GLOBAL SIGNAL INC               COM         37944Q103      527      10,000   SH         SOLE                  SOLE
GOLD KIST INC                   COM         380614107    9,685     461,182   SH         SOLE                  SOLE
HORIZON HEALTH CORP             COM         44041Y104      670      34,215   SH         SOLE                  SOLE
INTERCHANGE FINL SVCS S B N     COM         458447109      259      11,274   SH         SOLE                  SOLE
KANBAY INTL INC                 COM         48369P207    3,664     127,359   SH         SOLE                  SOLE
MORTGAGEIT HLDGS INC            COM         61915Q108      281      19,051   SH         SOLE                  SOLE
OPEN SOLUTIONS INC              COM         68371P102    4,544     120,722   SH         SOLE                  SOLE
OREGON STL MLS INC              COM         686079104    1,111      17,800   SH         SOLE                  SOLE
PER-SE TECHNOLOGIES INC         COM NEW     713569309   11,401     410,401   SH         SOLE                  SOLE
PORTALPLAYER INC                COM         736187204    1,640     121,906   SH         SOLE                  SOLE
RAILAMERICA INC                 COM         750753105    2,161     134,400   SH         SOLE                  SOLE
RECKSON ASSOCS RLTY CORP        COM         75621K106    1,100      24,120   SH         SOLE                  SOLE
SIRNA THERAPEUTICS  INC         COM         829669100      482      37,100   SH         SOLE                  SOLE
STATE NATIONAL BANCSHARES IN    COM         857124101    1,581      41,066   SH         SOLE                  SOLE
STONE ENERGY CORP               COM         861642106    1,145      32,400   SH         SOLE                  SOLE
SWIFT TRANSN CO                 COM         870756103    1,116      42,500   SH         SOLE                  SOLE
SYMBOL TECHNOLOGIES INC         COM         871508107    7,963     533,000   SH         SOLE                  SOLE
TRUSTREET PPTYS INC             COM         898404108      187      11,086   SH         SOLE                  SOLE
UNIVISION COMMUNICATIONS INC    CL A        914906102   10,906     307,900   SH         SOLE                  SOLE
YANKEE CANDLE INC               COM         984757104    4,837     141,100   SH         SOLE                  SOLE



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